FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis:

March 31, 2026	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury bills	$935,631	$—	$—	$935,631
Digital assets from operations	165,100	—	—	165,100
Digital assets held for investment	1,177,803	—	—	1,177,803
Digital assets receivable	2,059,917	—	—	2,059,917
BUIDL, unrestricted	4,253,684	—	—	4,253,684
Total assets	$8,592,135	$—	$—	$8,592,135
Liabilities
Option liability	$—	$—	$11,300,000	$11,300,000
SAFEs	—	—	11,817,000	11,817,000
Derivative liability	—	—	28,171,000	28,171,000
Total liabilities	$—	$—	$51,288,000	$51,288,000

December 31, 2025	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury bills	$928,037	$—	$—	$928,037
Stablecoins	86,472	—	—	86,472
Digital assets	1,936,626	—	—	1,936,626
Digital assets receivable	2,500,102	—	—	2,500,102
BUIDL, unrestricted	4,467,926	—	—	4,467,926
Total assets	$9,919,163	$—	$—	$9,919,163
Liabilities
Option liability	$—	$—	$11,390,000	$11,390,000
SAFEs	—	—	10,449,000	10,449,000
Derivative liability	—	—	26,170,000	26,170,000
Total liabilities	$—	$—	$48,009,000	$48,009,000
The Company’s U.S. Treasury bills are included on the unaudited condensed consolidated balance sheets as ‘Investments in available-for-sale marketable securities’ as of March 31, 2026 and December 31, 2025. Certain of the Company’s stablecoins held at fair value are included on the unaudited condensed consolidated balance sheets as ‘Prepaid expenses and other current assets’ as of March 31, 2026 and December 31, 2025, and included in the table above. The Company’s stablecoins included on the unaudited condensed consolidated balance sheets as ‘Cash and cash equivalents’ are excluded from the table above. The Company’s digital assets held at fair value are included on the unaudited condensed consolidated balance sheets as ‘Digital assets held for investment’ as of March 31, 2026 and December 31, 2025. The Company’s digital assets receivable held at fair value are included on the unaudited condensed consolidated balance sheets as ‘Digital assets receivable and ‘Digital assets receivable, noncurrent’ as of March 31, 2026 and December 31, 2025. The Company’s unrestricted BUIDL is included on the unaudited condensed consolidated balance sheets as ‘Cash and cash equivalents’ as of March 31, 2026 and December 31, 2025. The Company’s SAFEs are included on the unaudited condensed consolidated balance sheets as ‘Simple agreements for future equity’ as of March 31, 2026 and December 31, 2025. The Company’s Option liability is included on the unaudited condensed consolidated balance sheets as ‘Option liability’ as of March 31, 2026 and December 31, 2025. The Company’s Derivative liability is included on the unaudited condensed consolidated balance sheets as ‘Derivative liability’ as of March 31, 2026 and December 31, 2025.
The following table shows the activity of Level 3 financial instruments:

Balance as of December 31, 2024	$21,966,000
Fair value adjustment – SAFE	66,000
Fair value adjustment – Derivative liability	290,000
Fair value adjustment – Option liability	(490,000)
Balance as of March 31, 2025	$21,832,000
Balance as of December 31, 2025	$48,009,000
Fair value adjustment – SAFE	1,368,000
Fair value adjustment – Derivative liability	2,001,000
Fair value adjustment – Option liability	(90,000)
Balance as of March 31, 2026	$51,288,000
Certain instruments have been valued using the concept of NAV as a practical expedient. The Company notes that their NAV is generally not published and publicly available, nor are these instruments traded on an exchange. Instruments valued using NAV as a practical expedient are in accordance with GAAP and are not classified within the fair value hierarchy levels.
There were no transfers in and out of Level 3 financial instruments during any of the periods presented.
The Company measures certain financial instruments at fair value on a recurring basis. These instruments are classified within Level 3 of the fair value hierarchy as their valuation relies on significant unobservable inputs. Level 3 measurements reflect management’s judgment regarding the assumptions market participants would use in pricing the instruments. As of March 31, 2026 and December 31, 2025, Level 3 liabilities included an option liability, SAFE liability, and derivative liabilities associated with convertible notes.
The option liability is measured using a probability-weighted option pricing model framework. As of March 31, 2026 and December 31, 2025, the fair value of the option liability was approximately $11,300,000 and $11,390,000, respectively. Significant unobservable inputs used in the valuation for the three months ended March 31, 2026 included an equity volatility assumption of approximately 69%, an expected time to event of approximately 0.17, and an estimated fair value of the underlying preferred stock of approximately $34.05 per share. Significant unobservable inputs used in the valuation for the year ended December 31, 2025 included an equity volatility assumption of approximately 68%, an expected time to event of approximately 0.25, and an estimated fair value of the underlying preferred stock of approximately $34.05 per share. An increase in equity volatility would result in a higher fair value measurement.
SAFEs are accounted for as liabilities and measured at fair value using a scenario-based, probability-weighted valuation technique. The valuation considers outcomes including an equity financing, liquidity event, or dissolution, based on the contractual terms of the SAFEs. As of March 31, 2026 and December 31, 2025, the fair value of SAFEs was approximately $11,817,000 and $10,449,000, respectively. Significant unobservable inputs used in the valuation for the three months ended March 31, 2026 included equity volatility of approximately 75%, a market discount rate of approximately 14%, and expected conversion dates of approximately 0.17. Significant unobservable inputs used in the valuation for the year ended December 31, 2025 included equity volatility of approximately 56%, a market discount rate of approximately 13%, and expected conversion dates of approximately 0.25. Changes in volatility, discount rates, or assumed timing of conversion events would materially affect the estimated fair value.
The Company’s convertible notes contain embedded features that meet the definition of derivatives and are bifurcated from the host debt instrument. The embedded derivative liabilities are measured using option pricing techniques. As of March 31, 2026 and December 31, 2025, the fair value of the embedded derivative liabilities was approximately $28,171,000 and $26,170,000, respectively. Significant unobservable inputs used in the valuation for the three months ended March 31, 2026 included equity volatility ranging from approximately 62% to 75%, estimated transaction-based equity values ranging from $27.28 to $40.87 per share, and credit-adjusted discount rates of approximately 8% to 23%. Significant unobservable inputs used in the valuation for the year ended December 31, 2025 included equity volatility ranging from approximately 56% and 71%, estimated transaction-based equity values of approximately $27.28 to $40.87 per share, and credit-adjusted discount rates of approximately 7.69% and 21.63%. Increases in volatility or the likelihood of favorable transaction scenarios would result in higher derivative fair values.
The following table presents the cost and fair value of the Company’s investments:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
March 31, 2026
U.S. Treasury bills	$928,037	$7,594	$—	$935,631
	$928,037	$7,594	$—	$935,631
December 31, 2025
U.S. Treasury bills	$911,609	$16,428	$—	$928,037
	$911,609	$16,428	$—	$928,037
The following table reflects information about the Company’s investments held in an unrealized gains position:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)
March 31, 2026
U.S. Treasury bills	$935,631	$7,594	$—	$—	$935,631	$7,594
December 31, 2025
U.S. Treasury bills	$928,037	$16,428	$—	$—	$928,037	$16,428
When evaluating investments for credit losses, the Company considers multiple factors, including the duration and extent of fair value declines, the financial condition of the issuer, and whether the Company intends to sell or is more likely than not to be required to sell the investment before recovery of its amortized cost basis. The Company determined that the increase in fair value of its investments in 2025 was primarily driven by changes in market interest rates, which affected the valuation of fixed-income securities, including U.S. Treasury holdings. Accordingly, the Company concluded that no credit losses were recognized on its investment portfolio during the three months ended March 31, 2026 and 2025.
All of the U.S. Treasury bills held at March 31, 2026 are scheduled to mature in 2026.
FAIR VALUE MEASUREMENTS
The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Assets
U.S. Treasury bills	$928,037	$—	$—	$928,037
Stablecoins	86,472	—	—	86,472
Digital assets	1,936,626	—	—	1,936,626
Digital assets receivable	2,500,102	—	—	2,500,102
BUIDL, unrestricted	4,467,926	—	—	4,467,926
Total assets	$9,919,163	$—	$—	$9,919,163
Liabilities
Option liability	$—	$—	$11,390,000	$11,390,000
SAFEs	—	—	10,449,000	10,449,000
Derivative liability	—	—	26,170,000	26,170,000
Total liabilities	$—	$—	$48,009,000	$48,009,000

	Level 1	Level 2	Level 3	Total
December 31, 2024
Assets
U.S. Treasury bills	$1,269,373	$—	$—	$1,269,373
Stablecoins	20,744,633	—	—	20,744,633
Digital assets	31,246	—	—	31,246
BUIDL, unrestricted	16,892,142	—	—	16,892,142
Total assets	$38,937,394	$—	$—	$38,937,394
Liabilities
Option liability	$—	$—	$4,959,000	$4,959,000
SAFEs	—	—	5,714,000	5,714,000
Derivative liability	—	—	11,293,000	11,293,000
Total liabilities	$—	$—	$21,966,000	$21,966,000
The Company’s U.S. Treasury bills are included on the consolidated balance sheets as ‘Investments in available-for-sale marketable securities’ as of December 31, 2025 and 2024. The Company’s stablecoins held at fair value are included on the consolidated balance sheets as ‘Prepaid expenses and other current assets’ and ‘Stablecoins’ as of December 31, 2025 and 2024. The Company’s digital assets held at fair value are included on the consolidated balance sheets as ‘Digital assets’ as of December 31, 2025 and 2024. The Company’s digital assets receivable held at fair value are included on the consolidated balance sheets as ‘Digital assets receivable’ and ‘Digital assets receivable, noncurrent’ as of December 31, 2025 and 2024. The Company’s unrestricted BUIDL is included on the consolidated balance sheets as ‘Cash and cash equivalents’ as of December 31, 2025 and 2024. The Company’s SAFEs are included on the consolidated balance sheets as ‘Simple agreements for future equity’ as of December 31, 2025 and 2024. The Company’s Option liability is included on the consolidated balance sheets as ‘Option liability’ as of December 31, 2025 and 2024. The Company’s Derivative liability is included on the consolidated balance sheets as ‘Derivative liability’ as of December 31, 2025 and 2024.
The following table shows the activity of Level 3 financial instruments:

Balance as of January 1, 2024	$10,839,000
Recognition of Level 3 Derivative liability	9,923,000
Fair value adjustment – SAFE	95,000
Fair value adjustment – Derivative liability	1,370,000
Fair value adjustment – Option liability	(261,000)
Balance as of December 31, 2024	$21,966,000
Recognition of Level 3 Derivative liability	3,158,000
Fair value adjustment – SAFE	4,735,000
Fair value adjustment – Derivative liability	11,719,000
Fair value adjustment – Option liability	6,431,000
Balance as of December 31, 2025	$48,009,000
Certain instruments have been valued using the concept of NAV as a practical expedient. The Company notes that their NAV is generally not published and publicly available, nor are these instruments traded on an exchange. Instruments valued using NAV as a practical expedient are included in our fair value disclosures; however, in accordance with GAAP are not classified within the fair value hierarchy levels.
There were no transfers in and out of Level 3 financial instruments during any of the periods presented.
The Company measures certain financial instruments at fair value on a recurring basis. These instruments are classified within Level 3 of the fair value hierarchy as their valuation relies on significant unobservable inputs. Level
3 measurements reflect management’s judgment regarding the assumptions market participants would use in pricing the instruments. As of December 31, 2025 and 2024, Level 3 liabilities included an option liability, SAFE liability, and derivative liabilities associated with convertible notes.
The option liability is measured using a probability-weighted option pricing model framework. As of December 31, 2025 and 2024, the fair value of the option liability was approximately $11,390,000 and $4,959,000, respectively. Significant unobservable inputs used in the valuation for the year ended December 31, 2025 included an equity volatility assumption of approximately 68%, an expected time to event of approximately 0.25, and an estimated fair value of the underlying preferred stock of approximately $34.05 per share. Significant unobservable inputs used in the valuation for the year ended December 31, 2024 included an equity volatility assumption of approximately 47%, an expected time to event of approximately 2, and an estimated fair value of the underlying preferred stock of approximately $15.21 per share. An increase in equity volatility would result in a higher fair value measurement.
SAFEs are accounted for as liabilities and measured at fair value using a scenario-based, probability-weighted valuation technique. The valuation considers outcomes including an equity financing, liquidity event, or dissolution, based on the contractual terms of the SAFEs. As of December 31, 2025 and 2024, the fair value of SAFEs was approximately $10,449,000 and $5,714,000, respectively. Significant unobservable inputs included equity volatility of approximately 56%, a market discount rate of approximately 13.15%, and expected conversion dates of approximately 0.25. Significant unobservable inputs used in the valuation for the year ended December 31, 2024 included equity volatility of approximately 42%, a market discount rate of approximately 3.52%, and expected conversion dates of approximately 2. Changes in volatility, discount rates, or assumed timing of conversion events would materially affect the estimated fair value.
The Company’s convertible notes contain embedded features that meet the definition of derivatives and are bifurcated from the host debt instrument. The embedded derivative liabilities are measured using option pricing techniques. As of December 31, 2025 and 2024, the fair value of the embedded derivative liabilities was approximately $26,170,000 and $11,293,000, respectively. Significant unobservable inputs included equity volatility of approximately 56%, estimated transaction-based equity values ranging from $34.05 to $40.87 per share, and credit-adjusted discount rates of approximately 7.69%. Significant unobservable inputs used in the valuation for the year ended December 31, 2024 included equity volatility ranging from approximately 42% to 46%, estimated transaction-based equity values of approximately $15.21 per share, and credit-adjusted discount rates of approximately 17.46%. Increases in volatility or the likelihood of favorable transaction scenarios would result in higher derivative fair values.
The following table presents the cost and fair value of the Company’s investments:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2025
U.S. Treasury bills	$911,609	$16,428	$—	$928,037
	$911,609	$16,428	$—	$928,037

December 31, 2024
U.S. Treasury bills	$1,290,517	$—	$(21,144)	$1,269,373
	$1,290,517	$—	$(21,144)	$1,269,373
The following table reflects information about the Company’s investments held at an unrealized loss position:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)	Fair Value	Unrealized Gains (Losses)
December 31, 2025
U.S. Treasury bills	$928,037	$16,428	$—	$—	$928,037	$16,428

December 31, 2024
U.S. Treasury bills	$1,269,373	$(21,144)	$—	$—	$1,269,373	$(21,144)
When evaluating investments for credit losses, the Company considers multiple factors, including the duration and extent of fair value declines, the financial condition of the issuer, and whether the Company intends to sell or is more likely than not to be required to sell the investment before recovery of its amortized cost basis. The Company determined that the decline in fair value of its investments in 2024 was primarily driven by changes in market interest rates, which affected the valuation of fixed-income securities, including U.S. Treasury holdings. Accordingly, the Company concluded that no credit losses were recognized on its investment portfolio during the year ended December 31, 2025 and 2024.
All of the U.S. Treasury bills held at December 31, 2025 are scheduled to mature in 2026.